Right-of-Use Assets and Operating Lease Liabilities	6 Months Ended
Jun. 30, 2022
Right-of-Use Assets and Operating Lease Liabilties [Abstract]
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
12.	RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

The carrying amounts of right-of-use assets are as below:

	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
As at January 1	$2,364,993	$4,190,351
New leases	804,500	824,734
New leases acquired through business combinations	167,597	-
Depreciation expense	(1,095,227)	(2,279,722)
Exchange difference	(108,566)	(370,370)
Net book amount	$2,133,297	$2,364,993

Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate. The weighted average incremental borrowing rate applied to new leases during the six months ended June 30, 2022 varies from 3.49% to 5% in different regions. The weighted average incremental borrowing rate applied to new leases during the six months ended June 30, 2021 was 3.25%.

During the six months ended June 30, 2022 and 2021, interest expense of $41,211 and $125,245 arising from lease liabilities was included in finance costs, respectively. Depreciation expense related to right-of-use assets was $1,064,623 and $1,223,282, respectively during the six months ended June 30, 2022 and 2021.